SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS
Note 6: -	Short-Term Investments

	December 31,
	2018	2017
	U.S. Dollars in thousands

Fair value through other comprehensive income	$10,325	$8,597
Marketable securities (equity and debt) at fair value through profit or loss (2)	-	1,663
Bank deposits in USD (1)	22,174	20,078
	$32,499	$30,338

(1)	The deposits bear interest of 2.6%-3.5% and 1.7%-2.3% per year, as of December 31, 2018 and 2017, respectively.
(2)
Following implementation of IFRS 9 all the investment portfolio is measured as fair value through other comprehensive income. As a result the Company reclassified from FVTPL to FVOCI as of January 1, 2018.